Other Operating Income (Details) - Schedule of other operating income - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Operating Income Abstract
Income from R&D tax incentive (Government grants)	SFr 700,122	SFr 211,664
Refund of share issuance stamp duty			100,002
Other income	9,327	2,553	74,473
Total other operating income	SFr 709,449	SFr 214,217	SFr 174,475